Credit Risk - Summary of Residential Mortgages by Loan to Value (Detail) - Credit risk [member] - GBP (£) £ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of credit risk exposure [line items]
Percentage of loan to value, Stock	100.00%	100.00%
Collateral value of residential properties, Stock	£ 157,787	£ 154,459
Percentage of loan to value, NPL stock	100.00%	100.00%
Collateral value of residential properties, NPL stock	£ 1,850	£ 1,823
Percentage of loan to value, New business	100.00%	100.00%
Collateral value of residential properties, New business	£ 27,274	£ 24,174
Up to 50% [member]
Disclosure of credit risk exposure [line items]
Percentage of loan to value, Stock	45.00%	49.00%
Percentage of loan to value, NPL stock	43.00%	44.00%
Percentage of loan to value, New business	20.00%	19.00%
50 - 75% [member]
Disclosure of credit risk exposure [line items]
Percentage of loan to value, Stock	41.00%	39.00%
Percentage of loan to value, NPL stock	35.00%	34.00%
Percentage of loan to value, New business	41.00%	43.00%
75 - 85% [member]
Disclosure of credit risk exposure [line items]
Percentage of loan to value, Stock	9.00%	7.00%
Percentage of loan to value, NPL stock	8.00%	8.00%
Percentage of loan to value, New business	22.00%	19.00%
85 - 100% [member]
Disclosure of credit risk exposure [line items]
Percentage of loan to value, Stock	4.00%	4.00%
Percentage of loan to value, NPL stock	7.00%	7.00%
Percentage of loan to value, New business	17.00%	19.00%
Greater Than 100% [member]
Disclosure of credit risk exposure [line items]
Percentage of loan to value, Stock	1.00%	1.00%
Percentage of loan to value, NPL stock	7.00%	7.00%
Simple Average [member]
Disclosure of credit risk exposure [line items]
Percentage of loan to value, Stock	42.00%	42.00%
Percentage of loan to value, NPL stock	43.00%	44.00%
Percentage of loan to value, New business	63.00%	62.00%
Valuation Weighted Average LTV [member]
Disclosure of credit risk exposure [line items]
Percentage of loan to value, Stock	39.00%	38.00%
Percentage of loan to value, NPL stock	38.00%	38.00%
Percentage of loan to value, New business	59.00%	58.00%